NATIXIS EQUITY FUNDS

Supplement dated August 25, 2008 to the Natixis Equity Funds Statement of Additional Information – Part I and Natixis Funds Statement of Additional Information – Part II, each dated May 1, 2008, as may be revised and supplemented from time to time.

WESTPEAK 130/30 GROWTH FUND

On August 22, 2008, the Westpeak 130/30 Growth Fund was liquidated.

The Westpeak 130/30 Growth Fund no longer exists, and as a result shares of the Fund are no longer available for purchase or exchange.

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NATIXIS EQUITY FUNDS

Supplement dated August 25, 2008 to the Natixis Equity Funds Class A, B and C Prospectus dated May 1,

2008, as may be revised and supplemented from time to time.

This supplement replaces the supplement dated June 17, 2008.

WESTPEAK 130/30 GROWTH FUND

On August 22, 2008, the Westpeak 130/30 Growth Fund was liquidated.

The Westpeak 130/30 Growth Fund no longer exists, and as a result shares of the Fund are no longer available for purchase or exchange.

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